Average Annual Total Returns{- Fidelity Large Cap Stock Fund} - 04.30 Fidelity Small Cap Stock Fund, Mid-Cap Stock Fund, & Large Cap Stock Retail Combo PRO-12 - Fidelity Large Cap Stock Fund	Fidelity Large Cap Stock Fund Return Before Taxes Past 1 year	Fidelity Large Cap Stock Fund Return Before Taxes Past 5 years	Fidelity Large Cap Stock Fund Return Before Taxes Past 10 years	Fidelity Large Cap Stock Fund After Taxes on Distributions Past 1 year	Fidelity Large Cap Stock Fund After Taxes on Distributions Past 5 years	Fidelity Large Cap Stock Fund After Taxes on Distributions Past 10 years	Fidelity Large Cap Stock Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Stock Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Stock Fund After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	25.83%	14.13%	15.02%	24.31%	12.51%	13.65%	16.12%	10.94%	12.25%	28.71%	18.47%	16.55%